Nuveen Georgia Quality Municipal Income Fund
Portfolio of Investments August 31, 2022
(Unaudited)
NKG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 165.6% (100.0% of Total Investments)
X 202,031,303 MUNICIPAL BONDS - 165.6%  (100.0% of Total Investments)
X 202,031,303
Consumer Discretionary - 1.6% (1.0% of Total Investments)
Geo. L. Smith II Georgia World Congress Center Authority,
Georgia, Convention Center Hotel Revenue Bonds,  First
Tier Series 2021A:
$ 1,000 4.000%, 1/01/36 1/31 at 100.00 BBB- $ 939,020
1,220 4.000%, 1/01/54 1/31 at 100.00 BBB- 1,047,943
2,220 Total Consumer Discretionary 1,986,963
Education and Civic Organizations - 15.9% (9.6% of Total Investments)
3,000 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%,
3/01/43
3/28 at 100.00 AA 2,848,590
1,340 Douglas County Development Authority, Georgia, Charter School
Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%,
10/01/43
10/23 at 100.00 N/R 1,354,700
3,000 Fulton County Development Authority, Georgia, Revenue Bonds, Robert
W. Woodruff Arts Center, Inc. Project, Refunding Series 2015A, 5.000%,
3/15/36
3/26 at 100.00 A2 3,171,570
1,530 Gwinnett County Development Authority,  Georgia, Revenue Bonds,
Georgia Gwinnett College Student Housing Project, Refunding Series
2017B, 5.000%, 7/01/37
7/27 at 100.00 A+ 1,624,217
1,155 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Green Series 2019B, 5.000%, 9/01/48
9/29 at 100.00 AA 1,259,990
3,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Refunding Series 2013A, 5.000%, 10/01/43
10/23 at 100.00 AA 3,051,570
2,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Refunding Series 2016A, 5.000%, 10/01/46, (UB) (4)
10/26 at 100.00 AA 2,132,960
1,325 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Refunding Series 2012C, 5.250%, 10/01/30
10/22 at 100.00 Baa1 1,328,153
830 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2021, 4.000%, 10/01/50
10/31 at 100.00 Baa1 749,067
2,000 Savannah Economic Development Authority, Georgia, Revenue Bonds,
Savannah State University Projects, Refunding & Improvement Series
2021B, 4.000%, 6/15/44
6/31 at 100.00 N/R 1,869,120
19,180 Total Education and Civic Organizations 19,389,937
Health Care - 19.3% (11.7% of Total Investments)
Baldwin County Hospital Authority, Georgia, Revenue
Bonds, Oconee Regional Medical Center, Series 1998:
205 5.250%, 12/01/22 (5),(6) 10/22 at 100.00 N/R 14,270
745 5.375%, 12/01/28 (5),(6) 10/22 at 100.00 N/R 51,860
88 Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee
Regional Medical Center, Series 2016, 6.500%, 10/01/22 2021 2021
(5),(6)
No Opt. Call N/R 104,372
4,245 Brookhaven Development Authority, Georgia, Revenue Bonds, Children's
Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/44
7/29 at 100.00 AA+ 4,108,736
550 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Inc. Project, Series
2022A, 4.000%, 4/01/52
4/32 at 100.00 N/R 506,671
875 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2020A, 5.000%,
4/01/50
4/30 at 100.00 A 908,871
Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A:
1,780 5.000%, 4/01/36 4/27 at 100.00 A 1,873,165
1,000 5.000%, 4/01/37 4/27 at 100.00 A 1,050,040

Nuveen Georgia Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

NKG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 3,485 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 AA- $ 3,621,124
2,500 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49 - BAM
Insured
7/29 at 100.00 N/R 2,364,900
Gainesville and Hall County Hospital Authority, Georgia,
Revenue Anticipation Certificates, Northeast Georgia
Health Services Inc., Series 2017B:
3,000 5.500%, 2/15/42, (UB) (4) 2/27 at 100.00 AA 3,213,090
5,500 5.250%, 2/15/45, (UB) (4) 2/27 at 100.00 AA 5,784,900
23,973 Total Health Care 23,601,999
Housing/Multifamily - 0.8% (0.5% of Total Investments)
1,205 Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing
Revenue Bonds, Testletree Village Apartments, Series 2013A, 4.500%,
11/01/35
11/23 at 100.00 BB+ 1,037,059
Tax Obligation/General - 25.5% (15.4% of Total Investments)
4,000 Bryan County School District, Georgia, General Obligation Bonds, Series
2018, 5.000%, 8/01/42, (UB) (4)
8/26 at 100.00 AA+ 4,273,040
700 Carroll City-County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Tanner Medical Center Inc. Project, Series 2020, 4.000%,
7/01/50
7/30 at 100.00 AA 657,055
3,000 Carroll City-County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Tanner Medical Center, Inc. Project, Series 2015, 5.000%,
7/01/41
7/25 at 100.00 AA 3,101,730
2,000 Clark County School District, Nevada, General Obligation Bonds, Limited
Tax Building Series 2018A, 4.000%, 6/15/37
6/28 at 100.00 A+ 2,025,840
1,760 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021, 4.000%, 7/01/46
7/31 at 100.00 A1 1,627,877
East Point Building Authority, Georgia, Revenue Bonds,
Water & Sewer Project, Refunding Series 2017:
1,000 5.000%, 2/01/29 - AGM Insured 2/27 at 100.00 AA 1,091,620
650 5.000%, 2/01/35 - AGM Insured 2/27 at 100.00 AA 696,273
1,000 Effingham County School District, Georgia, General Obligation Bonds,
Series 2022, 4.000%, 9/01/47
9/32 at 100.00 N/R 973,360
2,350 Evanston, Cook County, Illinois, General Obligation Bonds, Corporate
Purpose Series 2018A, 4.000%, 12/01/43
6/28 at 100.00 AA+ 2,298,042
2,000 Forsyth County School District, Georgia, General Obligation Bonds, Series
2020, 5.000%, 2/01/38
2/30 at 100.00 AAA 2,253,920
1,500 Georgia State Road and Tollway Authority, Guaranteed Revenue Bonds,
Managed Lane System, Series 2021A, 4.000%, 7/15/38
7/31 at 100.00 N/R 1,534,665
3,550 Georgia State, General Obligation Bonds, Series 2015A, 5.000%, 2/01/28 2/25 at 100.00 AAA 3,771,484
170 Jackson County School District, Georgia, General Obligation Bonds,
School Series 2019, 5.000%, 3/01/32
3/29 at 100.00 AA+ 192,593
345 Lamar County School District, Georgia, General Obligation Bonds, Series
2017, 5.000%, 3/01/33
9/27 at 100.00 Aa1 380,428
500 Paulding County, Georgia, General Obligation Bonds, Series 2017,
5.000%, 2/01/31
2/28 at 100.00 Aa1 558,180
Valdosta and Lowndes County Hospital Authority, Georgia,
Revenue Anticipation Certificates, Refunding Series
2019A:
500 5.000%, 10/01/34 10/29 at 100.00 Aa2 560,230
370 5.000%, 10/01/36 10/29 at 100.00 Aa2 412,839
195 5.000%, 10/01/37 10/29 at 100.00 Aa2 217,093
Vidalia School District, Toombs County, Georgia, General
Obligation Bonds, Series 2016:
500 5.000%, 8/01/30 2/26 at 100.00 Aa1 540,085
400 5.000%, 8/01/31 2/26 at 100.00 Aa1 430,876
3,500 West Virginia State, General Obligation Bonds, State Road Competitive
Series 2018B, 4.000%, 6/01/42
6/28 at 100.00 Aa2 3,448,760
29,990 Total Tax Obligation/General 31,045,990

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited - 29.4% (17.7% of Total Investments)
Atlanta and Fulton County Recreation Authority, Georgia,
Revenue Bonds, Zoo Atlanta Parking Facility Project, Series
2017:
$ 1,180 5.000%, 12/01/34 12/27 at 100.00 AA+ $ 1,299,853
1,260 5.000%, 12/01/36 12/27 at 100.00 AA+ 1,383,480
3,250 Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown
Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/44
7/25 at 100.00 A1 3,384,355
575 Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Refunding
Series 2017, 5.000%, 12/01/24
No Opt. Call A3 603,244
Atlanta, Georgia, Tax Allocation Bonds, Beltline Project,
Series 2016D:
1,200 5.000%, 1/01/30 1/27 at 100.00 A2 1,299,792
1,525 5.000%, 1/01/31 1/27 at 100.00 A2 1,643,492
725 Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014,
5.000%, 7/01/41
7/23 at 100.00 A- 732,040
3,880 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue
Bonds, Refunding Series 1993, 5.625%, 10/01/26 - NPFG Insured
No Opt. Call Baa2 4,087,813
300 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue
Bonds, Refunding Series 2005, 5.500%, 10/01/26 - NPFG Insured
No Opt. Call AA- 317,418
3,020 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A, 4.750%, 6/01/28 - NPFG Insured
No Opt. Call Baa2 3,191,959
700 Georgia State Road and Tollway Authority, Federal Highway Grant
Anticipation Revenue Bonds, Series 2017A, 5.000%, 6/01/29
6/27 at 100.00 AA 773,234
Jones County Public Facilities Authority, Georgia, Revenue
Bonds, Jones County Water & Sewer Projects, Series 2022:
1,055 4.000%, 4/01/35 - BAM Insured 4/32 at 100.00 N/R 1,087,968
1,425 4.000%, 4/01/39 - BAM Insured 4/32 at 100.00 N/R 1,418,830
1,725 4.000%, 4/01/42 - BAM Insured 4/32 at 100.00 N/R 1,685,446
Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales
Tax Revenue Bonds, Third Indenture, Series 2015B:
1,000 5.000%, 7/01/41 7/26 at 100.00 AA+ 1,068,290
3,000 5.000%, 7/01/42 7/26 at 100.00 AA+ 3,200,640
5,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds,
Series 2018, 4.000%, 7/01/48
7/28 at 100.00 AA 4,556,950
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
710 4.500%, 7/01/34 7/25 at 100.00 N/R 715,588
2,312 4.550%, 7/01/40 7/28 at 100.00 N/R 2,311,977
1,675 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase, 3.000%, 7/01/58
7/31 at 100.00 Baa3 1,090,073
35,517 Total Tax Obligation/Limited 35,852,442
Transportation - 8.9% (5.3% of Total Investments)
Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Refunding Subordinate Lien
Series 2014A:
2,575 5.000%, 1/01/32 1/24 at 100.00 Aa3 2,650,061
3,750 5.000%, 1/01/34 1/24 at 100.00 Aa3 3,852,150
4,500 Georgia Ports Authority, Revenue Bonds, Series 2021, 4.000%, 7/01/46 7/31 at 100.00 N/R 4,318,650
10,825 Total Transportation 10,820,861
U.S. Guaranteed - 13.6% (8.2% of Total Investments) (7)
500 Columbus, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2014A, 5.000%, 5/01/31, (Pre-refunded 5/01/24)
5/24 at 100.00 AA+ 521,470
2,000 Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds,
Refunding & Improvement Series 2015, 5.000%, 4/01/44, (Pre-refunded
4/01/25)
4/25 at 100.00 AAA 2,130,740
3,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2014A, 5.500%, 8/15/54, (Pre-refunded 2/15/25)
2/25 at 100.00 AA 3,218,640

Nuveen Georgia Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

NKG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (7) (continued)
$ 1,620 Greene County Development Authority, Georgia, Health System Revenue
Bonds, Catholic Health East Issue, Series 2012, 5.000%, 11/15/37, (Pre-
refunded 11/15/22)
11/22 at 100.00 AA- $ 1,628,894
3,500 Gwinnett County School District, Georgia, General Obligation Bonds,
Series 2013, 5.000%, 2/01/36, (Pre-refunded 2/01/23)
2/23 at 100.00 AAA 3,539,375
1,500 Habersham County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Series 2014B, 5.000%, 2/01/37, (Pre-refunded 2/01/24)
2/24 at 100.00 Aa3 1,555,140
3,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Savannah College of Art & Design Projects, Series 2014, 5.000%,
4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 A+ 3,120,330
810 Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates
Series 2012, 5.000%, 12/01/38, (Pre-refunded 12/01/22)
12/22 at 100.00 Aa2 815,500
15,930 Total U.S. Guaranteed 16,530,089
Utilities - 50.6% (30.6% of Total Investments)
4,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2018A, 5.000%, 11/01/39, (UB) (4)
11/27 at 100.00 Aa2 4,368,720
5,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2018B, 5.000%, 11/01/47
11/27 at 100.00 Aa2 5,399,650
260 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004,
5.750%, 11/01/30 - AGM Insured
No Opt. Call AA 315,531
Bainbridge, Georgia, Combined Utilities Revenue Bonds,
Series 2021:
2,875 4.000%, 12/01/46 - BAM Insured 12/31 at 100.00 N/R 2,728,778
5,000 4.000%, 12/01/51 - BAM Insured, (UB) (4) 12/31 at 100.00 N/R 4,693,600
1,250 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C,
4.125%, 11/01/45
2/28 at 100.00 BBB+ 1,136,187
1,250 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D,
4.125%, 11/01/45
2/28 at 100.00 BBB+ 1,136,188
5 Cherokee County Water and Sewerage Authority, Georgia, Revenue
Bonds, Series 2001, 5.000%, 8/01/35 - AGM Insured
10/22 at 100.00 Aa1 5,009
500 Columbus, Georgia, Water and Sewerage Revenue Bonds, Series 2016,
5.000%, 5/01/36
5/26 at 100.00 AA+ 536,270
1,600 Coweta County Water and Sewer Authority, Georgia, Revenue Bonds,
Series 2021B, 3.000%, 6/01/46
6/31 at 100.00 AA+ 1,300,400
1,750 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2017, 5.000%,
3/01/33
3/27 at 100.00 A2 1,867,023
1,000 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2020, 4.000%,
3/01/40
3/30 at 100.00 A2 964,460
DeKalb County, Georgia, Water and Sewerage Revenue
Bonds, Refunding Series 2006B:
6,000 5.250%, 10/01/32 - AGM Insured, (UB) (4) 10/26 at 100.00 AA 6,586,620
300 5.000%, 10/01/35 - AGM Insured 10/26 at 100.00 AA 324,321
5,350 DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second
Resolution Series 2011A, 5.250%, 10/01/41
10/22 at 100.00 Aa3 5,359,630
1,000 Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2013, 5.000%, 1/01/33
1/23 at 100.00 AA 1,007,880
3,000 Georgia Municipal Electric Authority, General Power Revenue Bonds,
Series 2012GG, 5.000%, 1/01/43
1/23 at 100.00 A1 3,017,700
1,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A, 5.000%, 5/15/49
No Opt. Call A3 1,045,750
1,525 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 Aa2 1,560,761
2,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Variable Rate Demand Bonds Series 2018A, 4.000%, 4/01/48,
(Mandatory Put 9/01/23)
6/23 at 100.40 Aa2 2,028,500
3,325 Monroe, Georgia, Combined Utilities Revenue Bonds, Series 2020,
4.000%, 12/01/45 - AGM Insured
12/30 at 100.00 AA 3,165,599
650 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project P
Bonds, Series 2021A, 5.000%, 1/01/56
1/30 at 100.00 BBB+ 661,797

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 1,500 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2015A, 0.000%, 1/01/32
No Opt. Call A2 $ 1,043,160
2,260 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2016A, 5.000%, 1/01/30 - BAM Insured
7/26 at 100.00 AA 2,414,742
1,000 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2020A, 5.000%, 1/01/59
7/28 at 100.00 N/R 1,014,910
Oconee County, Georgia, Water and Sewerage Revenue
Bonds, Series 2017A:
155 5.000%, 9/01/35 9/27 at 100.00 AA 168,711
535 5.000%, 9/01/37 9/27 at 100.00 AA 580,465
2,000 South Fulton Municipal Regional Water and Sewer Authority, Georgia,
Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/30
1/24 at 100.00 AA 2,055,940
2,315 Walton County Water and Sewerage Authority, Georgia, Revenue Bonds,
Oconee-Hard Creek Resevoir Project, Series 2016, 4.000%, 2/01/38
2/26 at 100.00 Aa1 2,319,931
3,105 Warner Robins, Georgia, Water and Sewerage Revenue Bonds, Refunding
& Improvement Series 2020, 4.000%, 7/01/50
7/30 at 100.00 Aa3 2,957,730
61,510 Total Utilities 61,765,963
$ 200,350 Total Long-Term Investments (cost $210,580,140) 202,031,303
Floating Rate Obligations - (19.3)%   (23,600,000)
Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs - (47.9)% (8) (58,453,458)
Other Assets Less Liabilities - 1.6% 2,003,680
Net Assets Applicable to Common Shares - 100% $ 121,981,525
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 201,860,801 $ 170,502 $ 202,031,303
Total
$ – $ 201,860,801 $ 170,502 $ 202,031,303
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

Nuveen Georgia Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

NKG
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8) Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 28.9%
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.